Schedule of Investments (unaudited)
February 28, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Airbus SE	47,438	$ 8,220,213
Boeing Co. (The)(a)	52,381	9,147,294
L3Harris Technologies, Inc.	112,056	23,095,862
RTX Corp.	91,875	12,218,456
		52,681,825
Air Freight & Logistics — 0.6%
FedEx Corp.	40,983	10,774,431
Automobile Components — 0.9%
Aptiv PLC(a)	211,752	13,789,290
Lear Corp.	48,213	4,531,540
		18,320,830
Automobiles — 0.3%
General Motors Co.	105,344	5,175,551
Banks — 5.9%
Citigroup, Inc.	632,011	50,529,279
First Citizens BancShares, Inc., Class A	14,497	29,690,726
Wells Fargo & Co.	427,594	33,489,162
		113,709,167
Beverages — 0.9%
Constellation Brands, Inc., Class A	43,221	7,585,285
Keurig Dr. Pepper, Inc.	177,000	5,933,040
Pernod Ricard SA	38,113	4,089,471
		17,607,796
Broadline Retail — 1.6%
Alibaba Group Holding Ltd., ADR	82,683	10,956,324
Amazon.com, Inc.(a)	45,147	9,583,805
PDD Holdings, Inc., ADR(a)	89,663	10,193,787
		30,733,916
Building Products — 0.3%
Johnson Controls International PLC	79,223	6,786,242
Capital Markets — 1.0%
Carlyle Group, Inc. (The)	215,638	10,747,398
Intercontinental Exchange, Inc.	55,449	9,605,430
		20,352,828
Chemicals — 1.7%
Air Products & Chemicals, Inc.	26,249	8,298,621
Albemarle Corp.	48,328	3,722,706
International Flavors & Fragrances, Inc.	127,733	10,449,837
PPG Industries, Inc.	102,154	11,565,876
		34,037,040
Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	2,212,073	11,105,396
Communications Equipment — 1.0%
Cisco Systems, Inc.	294,463	18,878,023
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp.	134,446	9,973,204
Dollar Tree, Inc.(a)	132,009	9,618,176
		19,591,380
Containers & Packaging — 0.9%
Sealed Air Corp.	499,842	17,084,600
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	317,568	13,687,181
Electric Utilities — 2.0%
American Electric Power Co., Inc.	85,611	9,079,046
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	367,563	$ 16,246,285
PG&E Corp.	776,705	12,691,360
		38,016,691
Electrical Equipment — 0.4%
Sensata Technologies Holding PLC	290,759	8,388,397
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	9,420	1,502,773
Entertainment — 1.1%
Electronic Arts, Inc.	112,667	14,547,563
Walt Disney Co. (The)	58,866	6,698,951
		21,246,514
Financial Services — 2.3%
Fidelity National Information Services, Inc.	251,630	17,895,925
Global Payments, Inc.	56,095	5,905,682
Visa, Inc., Class A	21,137	7,666,601
Voya Financial, Inc.	170,407	12,313,610
		43,781,818
Food Products — 1.6%
Kraft Heinz Co. (The)	667,961	20,513,082
Lamb Weston Holdings, Inc.	206,340	10,702,856
		31,215,938
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	785,375	27,103,291
Edwards Lifesciences Corp.(a)	79,932	5,724,730
Koninklijke Philips NV(a)	234,114	6,093,527
Medtronic PLC	215,499	19,830,218
		58,751,766
Health Care Providers & Services — 5.3%
Cardinal Health, Inc.	219,537	28,425,651
Centene Corp.(a)	69,942	4,067,827
Cigna Group (The)	21,141	6,529,398
CVS Health Corp.	462,859	30,419,093
Elevance Health, Inc.	30,814	12,229,460
Humana, Inc.	13,017	3,520,057
Labcorp Holdings, Inc.	70,205	17,624,263
		102,815,749
Household Durables — 0.3%
Sony Group Corp., ADR	208,511	5,221,115
Household Products — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	82,292	7,099,455
Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares	34,551	7,926,956
Insurance — 2.6%
American International Group, Inc.	191,505	15,883,425
Fidelity National Financial, Inc., Class A	309,134	19,948,417
Willis Towers Watson PLC	45,429	15,429,960
		51,261,802
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	273,113	22,758,506
Leisure Products — 0.5%
Hasbro, Inc.	145,076	9,445,898
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.(a)	202,379	2,802,949
Machinery — 0.9%
CNH Industrial NV	415,273	5,348,716

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Komatsu Ltd.	302,000	$ 9,057,291
Middleby Corp. (The)(a)	16,280	2,692,875
		17,098,882
Media — 2.5%
Comcast Corp., Class A	638,683	22,915,946
Paramount Global, Class B, NVS	898,701	10,209,243
WPP PLC	1,810,145	14,684,103
		47,809,292
Metals & Mining — 0.4%
Teck Resources Ltd., Class B	169,767	6,846,703
Multi-Utilities — 0.2%
Sempra	57,784	4,135,601
Oil, Gas & Consumable Fuels — 3.9%
BP PLC	3,811,214	20,970,653
Hess Corp.	160,495	23,904,125
Kosmos Energy Ltd.(a)	4,554,206	12,797,319
Shell PLC	553,895	18,508,610
		76,180,707
Pharmaceuticals — 1.6%
Bayer AG, Registered Shares	321,258	7,591,789
Sanofi SA	217,098	23,719,528
		31,311,317
Professional Services — 2.9%
Dun & Bradstreet Holdings, Inc.	1,331,378	12,075,599
Leidos Holdings, Inc.	89,704	11,658,829
SS&C Technologies Holdings, Inc.	364,943	32,498,174
		56,232,602
Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	190,028	4,509,364
Microchip Technology, Inc.	290,695	17,110,308
Taiwan Semiconductor Manufacturing Co. Ltd.	321,000	9,790,826
		31,410,498
Software — 0.8%
Microsoft Corp.	40,685	16,151,538
Specialized REITs — 0.7%
Crown Castle, Inc.	152,465	14,346,957
Technology Hardware, Storage & Peripherals — 2.6%
HP, Inc.	397,979	12,285,612
Samsung Electronics Co. Ltd., Registered Shares, GDR	40,921	38,699,249
		50,984,861
Textiles, Apparel & Luxury Goods — 1.6%
Burberry Group PLC	269,044	3,700,945
Capri Holdings Ltd.(a)	247,643	5,443,193
NIKE, Inc., Class B	100,697	7,998,363
Swatch Group AG (The)	72,847	14,186,227
		31,328,728
Tobacco — 1.0%
British American Tobacco PLC	519,760	20,174,905
Total Common Stocks — 62.1% (Cost: $1,034,657,039)		1,206,775,124

Security		Par (000)	Value
Equity-Linked Notes
Aerospace & Defense — 1.9%
Barclays Capital, Inc. (Airbus SE) 21.44% 03/20/25	EUR	35,300	$ 6,053,053
BNP Paribas Securities Corporation (L3Harris Technologies, Inc.) 17.39% 04/10/25	USD	82,700	16,545,998
Goldman Sachs & Co. LLC (Boeing Co. (The)) 22.85% 03/06/25		30,800	5,364,748
SG Americas Securities LLC (RTX Corp.) 22.58% 03/17/25		68,400	8,802,979
			36,766,778
Air Freight & Logistics — 0.2%
Mizuho Securities USA LLC (FedEx Corp.) 28.72% 04/03/25		16,000	4,117,745
Automobile Components — 0.4%
UBS Securities LLC (Aptiv PLC) Series 0001 31.60% 03/06/25		73,400	4,715,582
UBS Securities LLC (Lear Corp.) Series 0001 28.40% 03/06/25		36,200	3,403,707
			8,119,289
Automobiles — 0.2%
Goldman Sachs & Co. LLC (General Motors Co.) 22.84% 04/03/25		78,400	3,810,660
Banks — 2.6%
JP Morgan Securities LLC (Wells Fargo & Co.) Series MU1E 17.12% 03/27/25		374,000	29,450,903
Morgan Stanley & Co. LLC (First Citizens BancShares, Inc.) Series GMV0 22.64% 04/14/25		10,700	21,906,261
			51,357,164
Beverages — 0.8%
Barclays Capital, Inc. (Pernod Ricard SA) 20.11% 03/20/25	EUR	28,300	3,060,331
BMO Capital Markets Corp. (Constellation Brands, Inc.) 23.71% 04/14/25	USD	31,800	5,500,301
BNP Paribas Arbitrage SNC (Diageo PLC) 20.49% 03/04/25	GBP	105,000	2,864,735
UBS Securities LLC (Keurig Dr. Pepper, Inc.) Series 0001 11.50% 03/31/25	USD	131,800	4,248,992
			15,674,359
Broadline Retail — 1.0%
Goldman Sachs & Co. LLC (Alibaba Group Holding Ltd.) 24.13% 04/10/25		49,500	6,523,895
RBC Capital Markets LLC (Amazon.com, Inc.) 23.38% 03/06/25		33,800	7,213,495
SG Americas Securities LLC (PDD Holdings, Inc.) 30.57% 03/10/25		57,700	6,134,261
			19,871,651
Building Products — 0.4%
JP Morgan Securities LLC (Johnson Controls International PLC) Series E0UU 19.15% 03/24/25		84,800	6,907,149
Capital Markets — 0.4%
CIBC World Markets Corp. (Carlyle Group, Inc. (The)) 31.70% 03/31/25		72,600	3,708,072
CIBC World Markets Corp. (Intercontinental Exchange, Inc.) 9.12% 03/31/25		23,500	4,012,021
			7,720,093

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals — 1.1%
BMO Capital Markets Corp. (International Flavors & Fragrances, Inc.) 20.25% 03/24/25	USD	95,000	$ 7,828,661
CIBC World Markets Corp. (Albemarle Corp.) 38.90% 03/31/25		36,000	2,807,434
SG Americas Securities LLC (Air Products & Chemicals, Inc.) 18.01% 03/17/25		32,700	10,427,339
			21,063,434
Commercial Services & Supplies — 0.4%
BNP Paribas Arbitrage SNC (Rentokil Initial PLC) 28.45% 04/07/25	GBP	1,600,800	8,066,573
Communications Equipment — 0.7%
RBC Capital Markets LLC (Cisco Systems, Inc.) 14.93% 03/06/25	USD	221,200	13,677,296
Consumer Staples Distribution & Retail — 0.7%
BNP Paribas Securities Corporation (Dollar General Corp.) 27.38% 03/13/25		80,300	5,753,085
Goldman Sachs & Co. LLC (Dollar Tree, Inc.) 34.45% 03/06/25		99,100	7,135,661
			12,888,746
Containers & Packaging — 0.5%
BMO Capital Markets Corp. (Sealed Air Corp.) 20.51% 03/24/25		302,200	10,353,701
Diversified Telecommunication Services — 0.5%
RBC Capital Markets LLC (Verizon Communications, Inc.) 10.05% 03/27/25		236,600	9,703,031
Electric Utilities — 1.3%
CIBC World Markets Corp. (Exelon Corp.) 16.22% 03/31/25		243,100	10,356,394
Mizuho Securities USA LLC (PG&E Corp.) 18.90% 04/10/25		465,900	7,418,886
RBC Capital Markets LLC (American Electric Power Co., Inc.) 21.72% 03/06/25		64,200	6,213,015
SG Americas Securities LLC (Entergy Corp.) 23.77% 03/10/25		19,800	1,648,959
			25,637,254
Electrical Equipment — 0.2%
UBS Securities LLC (Sensata Technologies Holding PLC) 30.60% 03/06/25		162,300	4,636,192
Electronic Equipment, Instruments & Components — 0.4%
SG Americas Securities LLC (Keysight Technologies, Inc.) 24.38% 03/31/25		43,900	7,177,831
Entertainment — 0.8%
RBC Capital Markets LLC (Walt Disney Co. (The)) 11.83% 03/31/25		43,700	4,943,054
SG Americas Securities LLC (Electronic Arts, Inc.) Series 0001 18.01% 03/17/25		83,800	10,285,737
			15,228,791
Financial Services — 1.7%
Barclays Capital, Inc. (Voya Financial, Inc.) 20.21% 03/17/25		106,100	7,567,617
BNP Paribas Securities Corporation (Fidelity National Information Services, Inc.) 22.62% 03/13/25		189,000	13,422,922
Goldman Sachs & Co. LLC (Visa, Inc.) 15.54% 04/10/25		23,200	8,308,583
HSBC Securities (USA), Inc. (Global Payments, Inc.) Series E0EE 27.31% 03/06/25		42,100	4,449,517
			33,748,639
Security		Par (000)	Value
Food Products — 0.8%
BNP Paribas Securities Corporation (Kraft Heinz Co. (The)) 20.09% 04/10/25	USD	493,700	$ 14,785,400
Health Care Equipment & Supplies — 2.4%
CIBC World Markets Corp. (Baxter International, Inc.) 22.20% 04/17/25		471,100	16,893,646
HSBC Securities (USA), Inc. (Koninklijke Philips NV) Series DMZS 24.40% 03/04/25	EUR	255,000	6,654,977
JP Morgan Securities LLC (Koninklijke Philips NV) 17.49% 04/24/25		173,000	4,500,896
RBC Capital Markets LLC (Medtronic PLC) 17.40% 04/03/25	USD	160,400	14,783,425
SG Americas Securities LLC (Edwards Lifesciences Corp.) 20.18% 03/10/25		60,000	4,304,754
			47,137,698
Health Care Providers & Services — 4.0%
Barclays Capital, Inc. (Labcorp Holdings, Inc.) 17.28% 03/27/25		52,300	13,049,062
BMO Capital Markets Corp. (CVS Health Corp.) 23.54% 03/24/25		344,400	20,811,654
BMO Capital Markets Corp. (Humana, Inc.) 27.62% 03/10/25		24,000	6,502,364
BNP Paribas Securities Corporation (Cigna Group (The)) 24.79% 03/10/25		28,400	8,294,886
BNP Paribas Securities Corporation (Elevance Health, Inc.) 18.95% 04/10/25		13,100	5,059,577
CIBC World Markets Corp. (Cardinal Health, Inc.) 22.45% 04/17/25		162,100	20,718,001
RBC Capital Markets LLC (Centene Corp.) 19.78% 03/31/25		52,000	2,998,858
			77,434,402
Household Durables — 0.5%
Morgan Stanley & Co. LLC (Sony Group Corp.) Series MU0O 16.35% 03/27/25		374,600	8,923,885
Household Products — 0.4%
Barclays Capital, Inc. (Henkel AG & Co. KGaA) 15.70% 03/04/25	EUR	37,400	3,230,445
JP Morgan Securities LLC (Henkel AG & Co. KGaA) 17.83% 04/24/25		60,700	5,237,607
			8,468,052
Industrial Conglomerates — 0.3%
Barclays Capital, Inc. (Siemens AG) 30.29% 03/20/25		25,700	5,635,079
Insurance — 2.0%
Goldman Sachs & Co. LLC (Willis Towers Watson PLC) 17.64% 04/10/25	USD	33,500	10,967,708
RBC Capital Markets LLC (American International Group, Inc.) 19.53% 03/13/25		143,700	11,081,940
SG Americas Securities LLC (Fidelity National Financial, Inc.) Series 0002 18.01% 03/17/25		270,700	16,030,139
			38,079,787
IT Services — 0.9%
UBS Securities LLC (Cognizant Technology Solutions Corp.) 19.80% 03/06/25		205,100	16,480,038
Leisure Products — 0.3%
RBC Capital Markets LLC (Hasbro, Inc.) 28.48% 03/13/25		108,900	6,613,845

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Life Sciences Tools & Services — 0.1%
BNP Paribas Securities Corporation (Fortrea Holdings, Inc.) Series F127 44.41% 03/24/25	USD	153,200	$ 2,176,482
Machinery — 0.3%
CIBC World Markets Corp. (Middleby Corp. (The)) 20.63% 03/31/25		12,100	2,019,271
SG Americas Securities LLC (CNH Industrial NV) 15.76% 03/31/25		309,300	3,876,178
			5,895,449
Media — 1.4%
CIBC World Markets Corp. (Comcast Corp.) 24.90% 04/17/25		472,000	16,921,200
JP Morgan Securities LLC (WPP PLC) Series DN0P 16.89% 04/07/25	GBP	1,337,800	11,081,813
			28,003,013
Metals & Mining — 0.3%
Goldman Sachs & Co. LLC (Teck Resources Ltd.) 29.98% 04/03/25	USD	126,400	5,197,362
Multi-Utilities — 0.3%
Mizuho Securities USA LLC (Sempra) 20.41% 03/13/25		78,600	5,648,109
Oil, Gas & Consumable Fuels — 1.6%
Barclays Capital, Inc. (BP PLC) 20.27% 04/07/25	GBP	2,286,600	12,803,602
Barclays Capital, Inc. (Kosmos Energy Ltd.) 26.98% 03/17/25	USD	1,844,900	5,266,767
Barclays Capital, Inc. (Shell PLC) 20.43% 03/20/25	GBP	412,600	13,572,901
			31,643,270
Pharmaceuticals — 1.5%
JP Morgan Securities LLC (Bayer AG) 32.89% 04/24/25	EUR	237,400	5,592,721
JP Morgan Securities LLC (Bayer AG) Series E0UC 24.71% 03/04/25		248,800	5,434,686
JP Morgan Securities LLC (Sanofi SA) Series DN0O 13.11% 04/07/25		160,400	17,317,326
			28,344,733
Professional Services — 2.0%
BNP Paribas Securities Corporation (Dun & Bradstreet Holdings, Inc.) 20.09% 04/10/25	USD	370,886	3,400,838
Morgan Stanley & Co. LLC (Dun & Bradstreet Holdings, Inc.) Series GMV1 35.27% 04/14/25		427,814	3,950,177
Morgan Stanley & Co. LLC (SS&C Technologies Holdings, Inc.) Series MU16 20.80% 03/13/25		274,100	22,616,611
SG Americas Securities LLC (Leidos Holdings, Inc.) 25.82% 03/17/25		66,800	8,816,050
			38,783,676
Semiconductors & Semiconductor Equipment — 0.2%
SG Americas Securities LLC (Intel Corp.) Series 0001 34.05% 03/10/25		142,600	3,097,793
Security		Par (000)	Value
Software — 0.6%
BMO Capital Markets Corp. (Microsoft Corp.) 17.90% 04/14/25	USD	29,900	$ 11,916,323
Specialized REITs — 0.5%
RBC Capital Markets LLC (Crown Castle, Inc.) 28.89% 04/03/25		113,500	10,397,878
Technology Hardware, Storage & Peripherals — 0.4%
UBS Securities LLC (HP, Inc.) 26.90% 03/31/25		240,700	7,410,818
Textiles, Apparel & Luxury Goods — 0.7%
Barclays Capital, Inc. (Burberry Group PLC) 29.19% 03/20/25	GBP	200,300	2,755,558
BMO Capital Markets Corp. (NIKE, Inc.) 20.50% 03/10/25	USD	75,500	5,533,744
BNP Paribas Arbitrage SNC (Swatch Group AG (The)) 25.05% 03/20/25	CHF	31,200	5,939,326
			14,228,628
Tobacco — 1.3%
Barclays Capital, Inc. (British American Tobacco PLC) 15.55% 03/04/25	GBP	317,000	12,080,563
JP Morgan Securities LLC (British American Tobacco PLC) 21.05% 04/24/25		311,700	12,103,739
			24,184,302
Total Equity-Linked Notes — 39.0% (Cost: $757,776,291)			757,012,398
Total Long-Term Investments — 101.1% (Cost: $1,792,433,330)			1,963,787,522

	Shares
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(b)(c)	60,930,654	60,930,654
Total Short-Term Securities — 3.1% (Cost: $60,930,654)		60,930,654
Total Investments — 104.2% (Cost: $1,853,363,984)		2,024,718,176
Liabilities in Excess of Other Assets — (4.2)%		(81,829,979)
Net Assets — 100.0%		$ 1,942,888,197

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,740,145	$ —	$ (1,736,384)(b)	$ (3,761)	$ —	$ —	—	$ 8,066 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	19,702,202	41,228,452 (b)	—	—	—	60,930,654	60,930,654	2,084,924	—
				$ (3,761)	$ —	$ 60,930,654		$ 2,092,990	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 44,461,612	$ 8,220,213	$ —	$ 52,681,825
Air Freight & Logistics	10,774,431	—	—	10,774,431
Automobile Components	18,320,830	—	—	18,320,830
Automobiles	5,175,551	—	—	5,175,551
Banks	113,709,167	—	—	113,709,167
Beverages	13,518,325	4,089,471	—	17,607,796
Broadline Retail	30,733,916	—	—	30,733,916
Building Products	6,786,242	—	—	6,786,242
Capital Markets	20,352,828	—	—	20,352,828
Chemicals	34,037,040	—	—	34,037,040
Commercial Services & Supplies	—	11,105,396	—	11,105,396

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Communications Equipment	$ 18,878,023	$ —	$ —	$ 18,878,023
Consumer Staples Distribution & Retail	19,591,380	—	—	19,591,380
Containers & Packaging	17,084,600	—	—	17,084,600
Diversified Telecommunication Services	13,687,181	—	—	13,687,181
Electric Utilities	38,016,691	—	—	38,016,691
Electrical Equipment	8,388,397	—	—	8,388,397
Electronic Equipment, Instruments & Components	1,502,773	—	—	1,502,773
Entertainment	21,246,514	—	—	21,246,514
Financial Services	43,781,818	—	—	43,781,818
Food Products	31,215,938	—	—	31,215,938
Health Care Equipment & Supplies	52,658,239	6,093,527	—	58,751,766
Health Care Providers & Services	102,815,749	—	—	102,815,749
Household Durables	5,221,115	—	—	5,221,115
Household Products	—	7,099,455	—	7,099,455
Industrial Conglomerates	—	7,926,956	—	7,926,956
Insurance	51,261,802	—	—	51,261,802
IT Services	22,758,506	—	—	22,758,506
Leisure Products	9,445,898	—	—	9,445,898
Life Sciences Tools & Services	2,802,949	—	—	2,802,949
Machinery	8,041,591	9,057,291	—	17,098,882
Media	33,125,189	14,684,103	—	47,809,292
Metals & Mining	6,846,703	—	—	6,846,703
Multi-Utilities	4,135,601	—	—	4,135,601
Oil, Gas & Consumable Fuels	36,701,444	39,479,263	—	76,180,707
Pharmaceuticals	—	31,311,317	—	31,311,317
Professional Services	56,232,602	—	—	56,232,602
Semiconductors & Semiconductor Equipment	21,619,672	9,790,826	—	31,410,498
Software	16,151,538	—	—	16,151,538
Specialized REITs	14,346,957	—	—	14,346,957
Technology Hardware, Storage & Peripherals	12,285,612	38,699,249	—	50,984,861
Textiles, Apparel & Luxury Goods	13,441,556	17,887,172	—	31,328,728
Tobacco	—	20,174,905	—	20,174,905
Equity-Linked Notes	—	757,012,398	—	757,012,398
Short-Term Securities
Money Market Funds	60,930,654	—	—	60,930,654
	$ 1,042,086,634	$ 982,631,542	$ —	$ 2,024,718,176

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock High Equity Income Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2024	$20,384,632
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(249,328)
Net change in unrealized appreciation (depreciation)(a)	(101,215)
Purchases	—
Sales	(20,034,089)
Closing Balance, as of February 28, 2025	$—
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025(a)	$—

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust